SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Inventory valuation
	June 30,	December 31,
	2021	2020
Raw materials	$1,286	$1,276
Work in process	81	80
Finished goods	22	7
Inventory reserve	(758)	(758)
Total	$631	$605

	December 31,	December 31,
	2020	2019
Raw materials	$1,276	$781
Work in process	80	81
Finished goods	7	17
Inventory reserve	(758)	(831)
Total	$605	$48

Property and equipment
	June 30,	December 31,
	2021	2020
Equipment	$1,048	$1,042
Software	652	652
Furniture and fixtures	41	41
Leasehold improvement	12	12
	1,753	1,747
Less accumulated depreciation and amortization	(1,746)	(1,746)
Total	$7	$1

	December 31,	December 31,
	2020	2019
Equipment	$1,042	$1,349
Software	652	740
Furniture and fixtures	41	124
Leasehold Improvement	12	180
	1,747	2,393
Less accumulated depreciation and amortization	(1,746)	(2,393)
Total	$1	$—

Accrued liabilities
	June 30,	December 31,
	2021	2020
Compensation	$781	$1,094
Professional fees	28	83
Subscription receivable	350	-
Interest	138	1,517
Vacation	43	34
Preferred dividends	347	202
Other accrued expenses	44	65
Total	$1,731	$2,995

	December 31, 2020	December 31, 2019
Compensation	$1,094	$1,123
Professional fees	83	181
Interest	1,517	1,603
Warranty	-	2
Vacation	34	41
Preferred dividends	202	120
Other accrued expenses	65	165
Total	$2,995	$3,235

Effect of new accounting standard
	March 31, 2020	June 30, 2020	September 30, 2020
Warrant liability decrease	$870,499	$3,512,254	$2,594,111
Long-term debt increase	(244,941)	(209,096)	(173,251)
Interest expense decrease	(35,845)	(71,690)	(107,535)
Accumulated deficit increase	13,437	2,691,036	1,808,738
Additional paid in capital increase	(625,558)	(3,303,158)	(2,420,860)
Change in fair value of warrants during the year	22,408	2,619,347	1,701,203

Disaggregation of revenue
	December 31,
	2020	2019
Devices	$-	17
Disposables	2	2
Major part components	100	15
Warranty	-	2
Total	$102	$36
	December 31,
	2020	2019
Asia	$102	$22
Europe	-	14
Total	$102	$36